Commitments and Contingencies - Schedule of Outstanding Promissory Note (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	$ 550,000
January 13, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	350,000
April 2, 2024 [Member]
Schedule of Outstanding Promissory Note [Line Items]
Total promissory notes	$ 200,000